Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Share-based compensation	SFr 70,820	SFr 175,283	SFr 280,200
Discontinued operations
Share-based compensation
Share-based compensation		327,681	1,514,267
Share-based compensation expense including accelerated vesting of employees equity incentive units		1,500,000
Discontinued operations as disclosed below
Share-based compensation
Accelerated vesting of equity incentive units of employees and Executive Managers transferred to Neurosterix Pharma Sarl		1,158,069
Research and development expense
Share-based compensation
Share-based compensation	970	2,089	30,190
Research and development expense | Discontinued operations
Share-based compensation
Share-based compensation		113,709	540,470
General and administration expense
Share-based compensation
Share-based compensation	SFr 69,850	173,194	250,010
General and administration expense | Discontinued operations
Share-based compensation
Share-based compensation		SFr 213,972	SFr 973,797